Tangible and intangible assets	12 Months Ended
Dec. 31, 2022
Tangible and intangible assets
Tangible and intangible assets

Note 7. Tangible and intangible assets

Skr mn	Dec 31, 2022	Dec 31, 2021	Dec 31, 2020
Net book value
Tangible assets	42	40	22
Right-of-use assets	144	152	25
Intangible assets[1]	121	139	98
Total net book value	307	331	145
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-94	-80	-51
1	Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years.

For disclosures on right-of-use assets see Note 8.